Tax credits and grants receivable - Summary of information about unused and unrecorded non refundable federal tax credit (Detail) - Unused tax credits $ in Thousands	Nov. 30, 2020 USD ($)
Statement [line items]
Deferred tax assets	$ 12,715
Income tax expire 2024
Statement [line items]
Deferred tax assets	458
Income tax expire 2025
Statement [line items]
Deferred tax assets	1,365
Income tax expire 2026
Statement [line items]
Deferred tax assets	1,676
Income tax expire 2027
Statement [line items]
Deferred tax assets	2,309
Income tax expire 2028
Statement [line items]
Deferred tax assets	2,561
Income tax expire 2029
Statement [line items]
Deferred tax assets	1,726
Income tax expire 2030
Statement [line items]
Deferred tax assets	855
Income tax expire 2031
Statement [line items]
Deferred tax assets	598
Income tax expire 2032
Statement [line items]
Deferred tax assets	313
Income tax expire 2033
Statement [line items]
Deferred tax assets	207
Income tax expire 2039
Statement [line items]
Deferred tax assets	193
Income tax expire 2040
Statement [line items]
Deferred tax assets	$ 454